Capital Structure and Financial Matters	6 Months Ended
Jun. 30, 2022
Capital Structure and Financial Matters
Capital Structure and Financial Matters

Note 8. Capital Structure and Financial Matters

Share Capital – Ordinary Shares

The following are changes in the Company’s share capital for the period ended June 30, 2022:

	Number of	Share Capital
	Ordinary Shares	(DKK in thousands)
Share capital, December 31, 2021	23,203,808	23,204
Exercised warrants, April 20, 2022	54,072	54
Capital increase at June 7, 2022	428,572	429
Exercised warrants, June 7, 2022	92,313	92
Exercised warrants, June 8, 2022	37,665	38
Exercised warrants, June 14, 2022	17,264	17
Share capital, June 30, 2022	23,833,694	23,834

Lincoln Park Purchase Agreement

On June 7, 2022, the Company entered into the Purchase Agreement, with Lincoln Park, pursuant to which the Company may elect to sell up to $40.0 million in the Company’s ordinary shares, DKK 1 nominal value, represented by ADSs, with each ADS representing one (1) ordinary share of the Company, subject to certain limitations and conditions set forth in the Purchase Agreement. In addition, upon execution of the Purchase Agreement, the Company paid a commitment fee in the form of 428,572 ordinary shares at a price of $2.80 per share, for a total commitment fee of $1.2 million (the “Commitment Fee”). Under the Purchase Agreement, the Company may from time to time, at its discretion, direct Lincoln Park to purchase on any single business day, or a regular purchase, up to 50,000 ordinary shares represented by ADSs which may be increased to 70,000 ordinary shares represented by ADSs under certain circumstances set forth in the Purchase Agreement over the 36 month term of the Purchase Agreement. The purchase price of the ordinary shares represented by ADSs will be based upon the prevailing market price of the ADSs at the time of the purchase without any fixed discount. In addition, the Company may direct Lincoln Park to purchase additional amounts as accelerated purchases and additional accelerated purchases under certain circumstances. The Company is not obligated to sell any ordinary shares represented by ADSs pursuant to the Purchase Agreement and will control the timing and amount of any such sales, but in no event will Lincoln Park be required to purchase more than $1.5 million in ordinary shares represented by ADSs in any single regular purchase. As of June 30, 2022, the Company had issued and sold 428,572 ordinary shares represented by ADSs to Lincoln Park. Such shares were issued to Lincoln Park as payment of the Commitment Fee in consideration for Lincoln Park’s’ commitment to purchase our ordinary shares represented by ADSs under the Purchase Agreement. As of such date, the Company had not issued and sold any additional ordinary shares represented by ADSs to Lincoln Park under the Purchase Agreement. Refer to Note 10 for further discussion of events related to the Purchase Agreement after the reporting period.